Pensions and Other Post-Employment Benefits - Summary of Defined Benefit Pension Obligation Analysed by Membership Category (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Defined benefit pension obligation analysed by membership category	£ 18,774	£ 19,785	£ 19,654
Pension schemes [member]
Disclosure of defined benefit plans [line items]
Defined benefit pension obligation analysed by membership category	18,774	19,785	19,654	£ 16,119
Active [member] | Pension schemes [member]
Disclosure of defined benefit plans [line items]
Defined benefit pension obligation analysed by membership category	4,427	4,611	4,576
Retired [member] | Pension schemes [member]
Disclosure of defined benefit plans [line items]
Defined benefit pension obligation analysed by membership category	9,542	9,805	9,574
Deferred [member] | Pension schemes [member]
Disclosure of defined benefit plans [line items]
Defined benefit pension obligation analysed by membership category	£ 4,805	£ 5,369	£ 5,504